Property and Equipment (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment
Laboratory and computer equipment	$ 320,226		$ 247,522
Less accumulated depreciation	(110,355)		(41,254)
Total property and equipment, net	209,871		206,268
Depreciation expense	$ 69,101	$ 13,482	$ 42,470	$ 0